Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	100.00%
Variable Interest Entity, Ownership Percentage	49.00%
Share based compensation, vesting period	5 years
Estimated tax charge	$ 903,526	$ 506,263	$ 515,123
UNITED KINGDOM
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	21.00%	23.00%
Number of subsidiaries	2	2
UNITED KINGDOM | Subsidiary One
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge	252,146	221,401
UNITED KINGDOM | Subsidiary Two
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge	40,401	14,073
SINGAPORE
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%	17.00%
Estimated tax charge	468,770	270,789
Minimum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Maximum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation	250,000
Vessels Under Construction
Summary Of Significant Accounting Policies [Line Items]
Construction in progress- Depreciation provision	$ 0
Vessel
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years